Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Municipal Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.90%	1.19%	2.34%
S&P Municipal Bond Short Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.62%	1.32%	1.39%
S&P Municipal Bond 1-5 Years InvestmentGrade 5% Pre-Refunded Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	2.16%	1.13%	1.42%
Morningstar U.S. Fund Muni National Short Funds Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	2.62%	1.25%	1.28%
A
Prospectus [Line Items]
Average Annual Return, Percent		1.63%	0.60%	0.77%
IS
Prospectus [Line Items]
Average Annual Return, Percent		2.81%	1.05%	1.24%
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.81%	1.05%	1.24%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.81%	1.21%	1.33%
SS
Prospectus [Line Items]
Average Annual Return, Percent		2.66%	0.83%	1.01%

[1]	The Fund has designated the S&P Municipal Bond Index as its broad-based securities market index in accordance with the SEC’s revised requirements for such an index. The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market. It tracks fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT). The index includes bonds of all quality–from AAA to non-rated, including defaulted bonds–from all sectors of the municipal bond market.
[2]	The S&P Municipal Bond Short Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of six months and a maximum maturity of four years.
[3]	The S&P Municipal Bond 1-5 Years Investment Grade 5% Pre-Refunded Index represents the portion of the S&P Municipal Bond Investment Grade Index composed solely of investment-grade bonds (those with ratings higher than BBB-/Baa3) with remaining maturities of between one and five years, 5% of which are pre-refunded.
[4]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.